BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

The accompanying condensed financial statements contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly our consolidated financial position as of June 30, 2021 and December 31, 2020, and the results of our consolidated operations for the interim periods presented. We follow the same accounting policies when preparing quarterly financial data as we use for preparing annual data. These statements should be read in conjunction with the consolidated financial statements and the notes included in our latest annual report on Form 10-K for the year ended December 31, 2020, and our other reports on file with the Securities and Exchange Commission (“SEC”).

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of Consolidation

The consolidated financial statements include the accounts of Singlepoint, Direct Solar America, Box Pure Air, EnergyWyze, DIGS, and ShieldSaver as of June 30, 2021 and December 31, 2020, and for the three and six months ended June 30, 2021 and 2020. All significant intercompany transactions have been eliminated in consolidation.

On April 7, 2021 we completed the spin-off of 1606 Corp. whereby each holder of common stock and Class A Preferred Stock of the Company received one share of unregistered and restricted common stock and Class A Preferred Stock of 1606 Corp. for each such share owned of the Company. Inventory of $63,456 went to 1606 Corp. in exchange for a note receivable. All 1606 Corp. brand, web, social, media content, were included with the spin out for the business to be a fully operational entity at time of completion.

The consolidated financial statements include the accounts of Singlepoint, DIGS, Direct Solar America and ShieldSaver as of December 31, 2020 and December 31, 2019, (with the accounts of Jiffy Auto Glass (“JAG”), a former subsidiary dissolved July 26, 2019). All significant intercompany transactions have been eliminated in consolidation.

Reverse Stock-split

On March 26, 2021, we affected a 1 for 75 reverse stock split of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock. The number of authorized shares and the par value per share of the common stock and the number of authorized or issued and outstanding shares of the Company’s preferred stock remained unchanged. The reverse stock split did not cause an adjustment to the par value or the authorized shares of the common stock. As a result of the reverse stock split, the Company further adjusted the share amounts under its employee incentive plan which had no outstanding options and common stock warrant agreements with third parties. All disclosures of common shares and per common share data in the accompanying financial statements and related notes reflect this reverse stock split for all periods presented.

Revenues

The Company records revenue under the adoption of ASC 606 by analyzing exchanges with its customers using a five-step analysis:

(1)	identifies the contract(s) with a customer;

(2)	identifies the performance obligations in the contract(s);

(3)	determines the transaction price;

(4)	allocates the transaction price to the performance obligations in the contract(s); and

(5)	recognizes revenue when (or as) the entity satisfies a performance obligation.

The Company incurs costs associated with product distribution, such as freight and handling costs. The Company has elected to treat these costs as fulfillment activities and recognizes these costs at the same time that it recognizes the underlying product revenue. In accordance with ASC 606, the Company recognizes revenue at an amount that reflects the consideration that the Company expects to be entitled to receive in exchange for transferring goods or services to its customers. The Company’s policy is to record revenue when control of the goods transfers to the customer.

The Company uses three categories for disaggregated revenue classification:

(1)	Retail Sales (Box Pure Air, DIGS),

(2)	Distribution (1606 and related products through the date of the spin-off) and,

(3)	Services Revenue (Direct Solar America)

Additionally, the Company also disaggregates revenue by subsidiary:

(1)	Singlepoint (parent company)

(2)	Direct Solar America

(3)	EnergyWyze

(4)	Box Pure Air

The Company records revenue under the adoption of ASC 606 by analyzing exchanges with its customers using a five-step analysis:

(1)	identifies the contract(s) with a customer;

(2)	identifies the performance obligations in the contract(s);

(3)	determines the transaction price;

(4)	allocates the transaction price to the performance obligations in the contract(s); and

(5)	recognizes revenue when (or as) the entity satisfies a performance obligation.

The Company incurs costs associated with product distribution, such as freight and handling costs. The Company has elected to treat these costs as fulfillment activities and recognizes these costs at the same time that it recognizes the underlying product revenue. In accordance with ASC 606, the Company recognizes revenue at an amount that reflects the consideration that the Company expects to be entitled to receive in exchange for transferring goods or services to its customers. The Company’s policy is to record revenue when control of the goods transfers to the customer.

The Company uses three categories for disaggregated revenue classification:

(1)	Retail Sales (DIGS, Singleseed),

(2)	Distribution (1606 and related products) and,

(3)	Services Revenue (Direct Solar, Mobile Web Credit Card Gateway, Shieldsaver).

Additionally, the Company also disaggregates revenue by subsidiary:

(1)	Singlepoint (parent company)

(2)	Direct Solar America

(3)	DIGS

There were no revenues from Shield Saver or JAG (dissolved in 2019) during the year ended December 31, 2020.

Retail sales

Retail Sales. Our retail sales include our products sold directly to consumers, with sales recognized upon delivery of the product to the customer, with the customer taking risk of ownership and assuming risk of loss. Payment is due upon delivery. Box Pure Air provides advanced air purification devices to businesses and consumers. DIGS operates an online store and sells nutrients, lights, HVAC systems and other products to consumers.

Retail Sales. Our retail sales include our products sold directly to consumers, with sales recognized upon delivery of the product to the customer, with the customer taking risk of ownership and assuming risk of loss. Payment is due upon delivery. DIGS operates an online store and sells nutrients, lights, HVAC systems and other products to consumers. Singleseed provides products through its online portal.

Distribution Revenue

Distribution Revenue. Our distribution revenue includes SinglePoint’s 1606 Corp. (through the date of the spin-off) and related product sales to third-party resellers with revenue recognized upon delivery of the product to the reseller, with the reseller taking risk of ownership and assuming risk of loss. Payment is due upon delivery or within 30 days of invoicing. Except for when sold directly to the consumer upon which payment is due immediately.

Distribution Revenue. Our distribution revenue includes Singlepoint’s 1606 and related product sales to third-party resellers with revenue recognized upon delivery of the product to the reseller, with the reseller taking risk of ownership and assuming risk of loss. Payment is due upon delivery or within 30 days of invoicing. Except for when sold direct to consumer upon which payment is due immediately.

Services Revenue

Services Revenue. Our services’ revenue includes services provided by Direct Solar America, which earns revenue for solar services placed with third-party contractors. SinglePoint’s merchant services provide payment services to businesses with revenue recognized upon the close and remittance of commissions each month. ShieldSaver offers business-to-business services related to windshield repair and replacement for consumers. Service revenue is recognized as the performance obligations are fulfilled.

Services Revenue. Our services revenue includes services provided by Direct Solar America, which earns commission revenue for solar services placed with third-party contractors and recognizes revenue upon date of completion of installation. Cash received in advance of contract completion is recognized as deferred revenue until contracts are complete. Singlepoint’s merchant services provides payment services to businesses with revenue recognized upon the close and remittance of commissions each month. ShieldSaver offers business-to business services related to windshield repair and replacement for consumers. Service revenue is recognized as the performance obligations are fulfilled, with the customer taking risk of ownership and assuming risk of loss. Payment for service revenue is generally due upon completion.

Returns and other adjustments

The Company records an estimate for provisions of discounts, returns, allowances, customer rebates and other adjustments for each shipment, and is netted with gross sales. The Company’s discounts and customer rebates are known at the time of sale and the Company appropriately debits net product revenues for these transactions based on the known discount and customer rebates. The Company estimates for customer returns and allowances based on estimates of historical transactions and accounts for such provisions during the same period in which the related revenues are earned. Customer discounts, returns and rebates on product revenues during the quarter ended June 30, 2021 are not material.

The Company records an estimate for provisions of discounts, returns, allowances, customer rebates and other adjustments for each shipment, and are netted with gross sales. The Company’s discounts and customer rebates are known at the time of sale and the Company appropriately debits net product revenues for these transactions based on the known discount and customer rebates. The Company estimates for customer returns and allowances based on estimates of historical transactions and accounts for such provisions during the same period in which the related revenues are earned. Customer discounts, returns and rebates on product revenues during the year ended December 31, 2020 and 2019 are not material.

Cash and Cash Equivalents

The Company considers all highly liquid investments with the original maturities of ninety days or less at the time of purchase to be cash equivalents. The Company maintains deposits in financial institutions which are insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company had deposits in excess of amounts insured by the FDIC as of June 30, 2021.

The Company considers all highly liquid investments with the original maturities of ninety days or less at the time of purchase to be cash equivalents. The Company maintains deposits in financial institutions which are insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company had no deposits in excess of amounts insured by the FDIC as of December 31, 2020.

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with the Accounting Standards Committee (“ASC”) 815 “Derivatives and Hedging”. It provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative financial instrument and is marked-to-market at each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statement of operations as other income or other expense. Upon conversion or exercise of a derivative financial instrument, the instrument is marked to fair value at the conversion date and is reclassified to equity. The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their earliest date of notes redemption

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with the Accounting Standards Committee (“ASC”) 815 “Derivatives and Hedging”. It provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative financial instrument and is marked-to-market at each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statement of operations as other income or other expense. Upon conversion or exercise of a derivative financial instrument, the instrument is marked to fair value at the conversion date and is reclassified to equity. The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their earliest date of notes redemption

Income Taxes

The Company accounts for its income taxes in accordance with ASC 740 “Income Taxes'', which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. The Company has a net operating loss carryforward, however, due to the uncertainty of realization, the Company has provided a full valuation allowance for deferred tax assets resulting from this net operating loss carryforward.

The Company accounts for its income taxes in accordance with ASC 740 “Income Taxes”, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. The Company has a net operating loss carryforward, however, due to the uncertainty of realization, the Company has provided a full valuation allowance for deferred tax assets resulting from this net operating loss carryforward.

Earnings (loss) Per Common Share

Basic loss per common share has been calculated based upon the weighted average number of common shares outstanding during the period in accordance with the ASC 260-10, “Earnings per Share”. Common stock equivalents are not used in the computation of loss per share, as their effect would be antidilutive. Diluted EPS includes the effect from potential issuance of common stock, including stock issuable pursuant to the assumed exercise of warrants and conversion of convertible notes and Class A Preferred Stock. Dilutive EPS is computed by dividing net income (loss) by the sum of the weighted average number of common stock outstanding, and the dilutive shares.

The following table summarizes the number of shares of common stock issuable pursuant to our convertible securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise price could be less than the average market price of the common shares:

	Six Months	Six Months
	Ended	Ended
	June 30, 2021	June 30, 2020

Series A Preferred Stock	1,413,457,125	1,315,000,000
Series B Preferred Stock	806,557	-
Series C Preferred Stock	747,540	-
Series D Preferred Stock	1,395,349	-
Convertible notes	20,000	19,108,819
Warrants	10,000,000	10,000,000
Potentially dilutive securities	1,428,295,424	2,753,161,412

Basic loss per common share has been calculated based upon the weighted average number of common shares outstanding during the period in accordance with the ASC 260-10, “Earnings per Share”. Common stock equivalents are not used in the computation of loss per share, as their effect would be antidilutive. Diluted EPS includes the effect from potential issuance of common stock, including stock issuable pursuant to the assumed exercise of warrants and conversion of convertible notes and Class A Preferred Stock. Dilutive EPS is computed by dividing net income (loss) by the sum of the weighted average number of common stock outstanding, and the dilutive shares.

The following table summarizes the number of shares of common stock issuable pursuant to our convertible securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise price could be less than the average market price of the common shares:

	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019

Series A Preferred Stock	1,500,000,000	1,355,000,000
Series B Preferred Stock	200,655,733	-
Convertible notes	1,500,000	603,436,155
Warrants	10,000,000	10,000,000
Potentially dilutive securities	1,712,155,733	1,968,436,155

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

Fair Value Measurements

On January 1, 2011, the Company adopted guidance which defines fair value, establishes a framework for using fair value to measure financial assets and liabilities on a recurring basis, and expands disclosures about fair value measurements. Beginning on January 1, 2011, the Company also applied the guidance to non-financial assets and liabilities measured at fair value on a non-recurring basis, which includes goodwill and intangible assets. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 - Valuation is based upon unadjusted quoted market prices for identical assets or liabilities in accessible active markets.

Level 2 - Valuation is based upon quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable in the market.

Level 3 - Valuation is based on models where significant inputs are not observable. The unobservable inputs reflect a company’s own assumptions about the inputs that market participants would use.

The Company’s financial instruments consist of cash, accounts receivable, investments, accounts payable, convertible notes payable, advances from related parties, and derivative liabilities. The estimated fair value of cash, accounts receivable, investments, accounts payable, convertible notes payable and advances from related parties approximate their carrying amounts due to the short-term nature of these instruments.

Certain non-financial assets are measured at fair value on a nonrecurring basis. Accordingly, these assets are not measured and adjusted to fair value on an ongoing basis but are subject to periodic impairment tests.

The Company’s derivative liabilities have been valued as Level 3 instruments.

As of December 31, 2019, the Company had an investment in equity securities that did not have a readily determinable fair value, or “RDFV”. This investment was assessed and measured at fair value that was determined to be zero. As of June 30, 2021, and December 31, 2020, this investment in equity securities did meet the standards for a RDFV and has been valued as a Level 1 instrument. For the six months ended June 30, 2021, a loss of $41,627 was recognized related to the fair value measurement of these equity securities.

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities - June 30, 2021	$-	$-	$-	$-

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities - December 31, 2020	$588,637	$-	$-	$588,637

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of December 31, 2019 and December 31, 2020:

Derivative Liability

Balance, December 31, 2019	2,813,150
Additions recognized as debt discount	984,801
Derivative liability settlements	(3,053,213)
Mark-to-market at December 31, 2020	(744,738)
Balance, December 31, 2020	$-

Net income for the year included in earnings relating to the liabilities held at December 31, 2020	$744,738

Recently Issued Accounting Pronouncements

There were various accounting standards and interpretations issued recently, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows. Management has evaluated these new pronouncements through June 30, 2021.

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This standard requires all leases that have a term of over 12 months to be recognized on the balance sheet with the liability for lease payments and the corresponding right-of-use asset initially measured at the present value of amounts expected to be paid over the term. Recognition of the costs of these leases on the income statement are dependent upon their classification as either an operating or a financing lease. Costs of an operating lease will continue to be recognized as a single operating expense on a straight-line basis over the lease term. Costs for a financing lease are disaggregated and recognized as both an operating expense (for the amortization of the right-of-use asset) and interest expense (for interest on the lease liability). This standard was effective for our interim and annual periods beginning January 1, 2019 and was applied on a modified retrospective basis to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. We adopted this standard on January 1, 2019. The adoption of this standard resulted in a charge of approximately $14,000 to general and administrative expense for the year ended December 31, 2019.

There were various other accounting standards and interpretations issued recently, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows. Management has evaluated these new pronouncements through December 31, 2020.

Subsequent Events

Other than the events described in Note 10, there were no subsequent events that required recognition or disclosure. The Company evaluated subsequent events through the date the financial statements were issued and filed with the Securities and Exchange Commission.

Other than the events described in Note 12, there were no subsequent events that required recognition or disclosure. The Company evaluated subsequent events through the date the financial statements were issued and filed with the Securities and Exchange Commission.